Defined benefit scheme (Schedule of Present Value of Defined Benefit Obligation in Current Period) (Details) - Defined Benefit Obligation [Member] ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ILS (₪)
Disclosure of defined benefit plans [line items]
Opening defined benefit obligation	₪ 5,481	$ 1,511	₪ 6,441
Current service cost	474	131	467
Interest cost	269	74	129
Actuarial losses/(gains) arising from changes in financial assumptions	194	53	(1,201)
Actuarial losses arising from experience adjustments	24	7	20
Benefits paid	(498)	(137)	(375)
Closing defined benefit obligation	₪ 5,944	$ 1,639	₪ 5,481